Prospectus Supplement	August 30, 2021

Putnam Short Duration Bond Fund
Prospectus dated February 28, 2021

Effective August 31, 2021, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Albert Chan, Head of Portfolio Construction, portfolio manager of the fund since 2017

Andrew Benson, Portfolio Manager, portfolio manager of the fund since 2021

Joanne Driscoll, Head of Short Term Liquid Markets, portfolio manager of the fund since 2021

Brett Kozlowski, Co-Head of Structured Credit, portfolio manager of the fund since 2018

Michael Lima, Portfolio Manager, Analyst, portfolio manager of the fund since 2021.

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective August 31, 2021, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Albert Chan	2017	Putnam Management	Head of Portfolio Construction
		2002–Present	Previously, Portfolio Manager
Andrew Benson	2021	Putnam Management	Portfolio Manager
		2008–Present	Previously, Trader
Joanne Driscoll	2021	Putnam Management	Head of Short Term Liquid
		1995–Present	Markets
			Previously, Portfolio Manager
Brett Kozlowski	2018	Putnam Management	Co-Head of Structured Credit
		2008–Present	Previously, Portfolio Manager
Michael Lima	2021	Putnam Management	Portfolio Manager, Analyst
		1997–Present	Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	August 30, 2021
Putnam Short Duration Bond Fund
Statement of Additional Information dated February 28, 2021

Effective August 31, 2021, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Albert Chan, Andrew Benson, Joanne Driscoll, Brett Kozlowski, and Michael Lima. These sub-sections are also supplemented solely with regard to Mr. Benson, Ms. Driscoll and Mr. Lima as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of July 31, 2021. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Andrew Benson	0	$0	0	$0	3	$12,681,000,000
Joanne Driscoll	7	$19,782,700,000	3	$3,639,600,000	1	$100,000
Michael Lima	6	$19,538,100,000	3	$3,639,600,000	0	$0

Ownership of securities

The dollar range of shares of the fund owned by the portfolio managers as of July 31, 2021, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio managers	Dollar range of shares owned
Andrew Benson	None
Joanne Driscoll	$10,001 - $50,000
Michael Lima	None

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